Restructuring costs	12 Months Ended
Mar. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring costs

2. Restructuring costs

(a) Fiscal 2015 March restructuring

At the end of fiscal 2015, the Company completed a reorganization which combined the existing Education and Enterprise segments, effective April 1, 2015. Certain functions that were previously distinct to the Education and Enterprise segments will be centralized at the corporate level. As a result, we do not expect to have multiple reportable segments in the first quarter of fiscal 2016. The restructuring plan includes outsourcing of the Company’s information technology function. The restructuring plan is expected to be substantially completed in the second quarter of fiscal 2016.

Changes in the accrued restructuring obligation associated with the fiscal 2015 March restructuring activities were as follows:

	Year ended March 31, 2015
	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$4,127	$240	$4,367
Restructuring costs paid	(38)	(207)	(245)
Currency translation adjustment	(23)	(2)	(25)

Balance at end of year	$4,066	$31	$4,097

At March 31, 2015, the accrued fiscal 2015 March restructuring obligation of $4,097 was included in accrued and other current liabilities.

(b) Fiscal 2015 restructuring

In the first quarter of fiscal 2015, the Company implemented additional cost reduction measures with the objective of improving its operating efficiencies. The restructuring plan included a change in Education sales staffing and business focus for specific regions within the Europe, Middle East and Africa operations and a reorganization of the North American sales team, to a leaner organizational structure with additional reliance placed on key channel partners. The restructuring plan was substantially completed in the second quarter of fiscal 2015.

Changes in the accrued restructuring obligation associated with the fiscal 2015 restructuring activities were as follows:

	Year ended March 31, 2015
	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$1,973	$497	$2,470
Restructuring costs paid	(1,790)	(97)	(1,887)
Adjustments	(69)	(355)	(424)
Currency translation adjustment	(62)	(36)	(98)

Balance at end of year	$52	$9	$61

At March 31, 2015, the accrued fiscal 2015 restructuring obligation of $61 was included in accrued and other current liabilities.

(c) Other restructuring activities

Other fiscal 2012 to fiscal 2014 restructuring activities included the closure of the Ottawa business location, the exit of the optical touch sensor business for desktop displays and restructuring of NextWindow, increased focus on target markets, streamlined corporate support functions and cost reductions and the transfer of interactive display assembly operations to contract manufacturers. Restructuring plans initiated by the Company in fiscal 2012 and 2013 were completed as of March 31, 2015.

Changes in the accrued restructuring obligation associated with the other restructuring activities were as follows:

	Year ended March 31, 2015
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Balance at beginning of year	$5,191	$4,129	$—	$9,320
Restructuring costs incurred	221	—	284	505
Accretion expense	—	8	—	8
Restructuring costs paid	(3,375)	(4,048)	(242)	(7,665)
Adjustments	(800)	24	(42)	(818)
Currency translation adjustment	(245)	104	—	(141)

Balance at end of year	$992	$217	$—	$1,209

	Year ended March 31, 2014
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Balance at beginning of year	$5,890	$7,518	$84	$13,492
Restructuring costs incurred	6,374	235	681	7,290
Accretion expense	—	218	—	218
Restructuring costs paid	(5,005)	(3,949)	(530)	(9,484)
Adjustments	(1,986)	585	(216)	(1,617)
Currency translation adjustment	(82)	(478)	(19)	(579)

Balance at end of year	$5,191	$4,129	$—	$9,320

	Year ended March 31, 2013
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Balance at beginning of year	$—	$7,788	$—	$7,788
Restructuring costs incurred	18,119	1,010	208	19,337
Accretion expense	—	417	—	417
Restructuring costs paid	(12,002)	(2,576)	(124)	(14,702)
Adjustments	—	1,020	—	1,020
Currency translation adjustment	(227)	(141)	—	(368)

Balance at end of year	$5,890	$7,518	$84	$13,492

The Company has incurred total restructuring costs to date of $39,735, comprised of employee termination benefits of $25,673, facilities costs of $11,692 and other restructuring costs of $2,370 for the other restructuring activities discussed above.

At March 31, 2015, $1,052 (March 31, 2014 – $9,120) of the accrued other restructuring obligation was included in accrued and other current liabilities and $157 (March 31, 2014 – $200) was included in other long-term liabilities.